LIABILITIES AND DEBT - Accrued Expenses and Other Liabilities (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
LIABILITIES AND DEBT
Accrued expenses	$ 602,053	$ 705,135	$ 213,740
Reserve for returns	294,147	307,725	33,933
Payroll related liabilities	3,586,356	2,974,362	1,204,665
Sales tax liability	267,419	339,843	268,723
Due to seller			396,320
Other liabilities	171,995	130,050	119,764
Accrued expenses and other liabilities, Total	4,921,970	4,457,115	$ 2,237,145
Estimated penalties associated with accrued payroll taxes	1,249,060	1,074,316
Accrued expenses included in accrued common stock	$ 535,000	$ 535,000
Number of common shares owed per the agreement	5,000	5,000
DBG
LIABILITIES AND DEBT
Sales tax liability	$ 581,412	$ 539,839
Bailey
LIABILITIES AND DEBT
Sales tax liability	$ 667,648	$ 534,477